Equity - Narrative (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Mar. 29, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Treasury stock, acquired (in shares)	840
Treasury stock, value, acquired, cost method	$ 25,000
Class A Common Stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock repurchase program, authorized amount		$ 250,000